UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM 13F

                           FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hovey, Youngman Associates, Inc.
Address:  330 Madison Avenue
          New York, NY  10017

13F File Number:  28-3051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Christine Stuttig
Title:      Corporate Secretary
Phone:      (212) 661-3636
Signature, Place and Date of Signing:

   Christine Stuttig     New York, New York          May 6, 2004

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT

[ ]       13F NOTICE

[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     118

Form 13F Information Table Value Total:    $251,316


List of Other Included Managers:  None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1964    47790 SH       SOLE                    47790
Altria Group Inc.              COM              02209S103      271     4975 SH       SOLE                     4975
American Express               COM              025816109     2088    40279 SH       SOLE                    40279
American Int'l Group           COM              026874107    42454   595005 SH       SOLE                   595005
                                                                21      300 SH       OTHER                                       300
Amern Pwr Conversion           COM              029066107      207     9000 SH       SOLE                     9000
Amgen Inc.                     COM              031162100      577     9927 SH       SOLE                     9927
Anadarko Petro Corp            COM              032511107      998    19245 SH       SOLE                    19245
                                                                47      900 SH       OTHER                                       900
Annaly Mortgage Management Inc COM              035710409      247    12650 SH       SOLE                    12650
Applied Materials              COM              038222105      698    32731 SH       SOLE                    32731
Automatic Data Processing Inc. COM              053015103      542    12900 SH       SOLE                    12900
Avery Dennison Corp.           COM              053611109     1295    20819 SH       SOLE                    20819
BG Group                       COM              055434203     4511   147900 SH       SOLE                   147900
BP Plc Spons Adr               COM              055622104     2213    43224 SH       SOLE                    43224
Bank of America Corp.          COM              060505104      636     7855 SH       SOLE                     7855
                                                               113     1400 SH       OTHER                                      1400
Bed Bath & Beyond Inc          COM              075896100      207     4940 SH       SOLE                     4940
Bombardier Inc. Cl B           COM              097751200       58    13000 SH       SOLE                    13000
CVS Corp.                      COM              126650100     2580    73083 SH       SOLE                    73083
                                                                60     1700 SH       OTHER                                      1700
Cardinal Health Inc.           COM              14149Y108      952    13810 SH       SOLE                    13810
ChevronTexaco Corp.            COM              166764100      768     8744 SH       SOLE                     8744
                                                                44      500 SH       OTHER                                       500
Chubb Corp.                    COM              171232101      238     3425 SH       SOLE                     3425
Cintas Corp.                   COM              172908105     1175    27025 SH       SOLE                    27025
Cisco Sys Inc                  COM              17275R102    12075   512313 SH       SOLE                   512313
                                                               127     5400 SH       OTHER                                      5400
Citigroup Inc.                 COM              172967101     7683   148604 SH       SOLE                   148604
                                                                93     1800 SH       OTHER                                      1800
Coca Cola                      COM              191216100      365     7260 SH       SOLE                     7260
Colgate Palmolive              COM              194162103      580    10525 SH       SOLE                    10525
Comcast Corp New Cl A          COM              20030N101     5466   190065 SH       SOLE                   190065
Comcast Corp New Cl A Special  COM              20030N200     1849    66400 SH       SOLE                    66400
                                                                39     1400 SH       OTHER                                      1400
Commerce Bancorp Inc           COM              200519106     1299    19725 SH       SOLE                    19725
ConocoPhillips                 COM              20825C104     1088    15591 SH       SOLE                    15591
Costco Wholesale               COM              22160k105      203     5400 SH       SOLE                     5400
Dell Inc.                      COM              24702R101      273     8134 SH       SOLE                     8134
DuPont E I De Nemours          COM              263534109      201     4750 SH       SOLE                     4750
E M C Corp                     COM              268648102      417    30675 SH       SOLE                    30675
E*Trade Financial Corp.        COM              269246104     5286   395965 SH       SOLE                   395965
                                                                53     4000 SH       OTHER                                      4000
Exxon Mobil Corp.              COM              30231G102    11529   277199 SH       SOLE                   277199
                                                                44     1056 SH       OTHER                                      1056
Fannie Mae                     COM              313586109     7164    96360 SH       SOLE                    96360
Fifth Third Bancorp            COM              316773100     5569   100580 SH       SOLE                   100580
First Data Corp.               COM              319963104     1977    46890 SH       SOLE                    46890
Fortune Brands Inc.            COM              349631101      530     6920 SH       SOLE                     6920
General Electric               COM              369604103    23968   785332 SH       SOLE                   785332
                                                                37     1200 SH       OTHER                                      1200
Goldman Sachs Group            COM              38141G104      313     3000 SH       SOLE                     3000
HSBC Hldgs PLC Spon ADR        COM              404280406      346     4632 SH       SOLE                     4632
                                                                61      812 SH       OTHER                                       812
Home Depot                     COM              437076102     2164    57925 SH       SOLE                    57925
                                                                58     1550 SH       OTHER                                      1550
Illinois Tool Works            COM              452308109      252     3180 SH       SOLE                     3180
Int'l Bus Machines             COM              459200101      426     4642 SH       SOLE                     4642
                                                               193     2100 SH       OTHER                                      2100
Intel Corp                     COM              458140100     1807    66418 SH       SOLE                    66418
                                                                87     3200 SH       OTHER                                      3200
J P Morgan Chase & Co          COM              46625H100      967    23047 SH       SOLE                    23047
                                                                62     1480 SH       OTHER                                      1480
Johnson & Johnson              COM              478160104     9041   178248 SH       SOLE                   178248
Johnson Ctls. Inc.             COM              478366107      286     4840 SH       SOLE                     4840
Liberty Media Corp. New Ser A  COM              530718105      706    64520 SH       SOLE                    64520
Lowes Companies                COM              548661107     5971   106375 SH       SOLE                   106375
M B I A                        COM              55262C100     4673    74530 SH       SOLE                    74530
Medtronic Inc.                 COM              585055106     1500    31405 SH       SOLE                    31405
                                                               124     2600 SH       OTHER                                      2600
Merck                          COM              589331107     4444   100568 SH       SOLE                   100568
Microsoft Corp.                COM              594918104     2275    91254 SH       SOLE                    91254
                                                               115     4600 SH       OTHER                                      4600
Nokia Corp. Adr                COM              654902204      609    30026 SH       SOLE                    30026
                                                                65     3200 SH       OTHER                                      3200
Northern Tr Corp               COM              665859104      270     5790 SH       SOLE                     5790
Pepsico                        COM              713448108     5635   104635 SH       SOLE                   104635
Pfizer                         COM              717081103     7265   207285 SH       SOLE                   207285
                                                                32      900 SH       OTHER                                       900
Pitney Bowes                   COM              724479100      332     7800 SH       SOLE                     7800
Praxair Inc. Com               COM              74005p104      323     8700 SH       SOLE                     8700
Procter & Gamble               COM              742718109     9181    87535 SH       SOLE                    87535
                                                                63      600 SH       OTHER                                       600
Royal Dutch                    COM              780257804      400     8400 SH       SOLE                     8400
Schlumberger                   COM              806857108      540     8455 SH       SOLE                     8455
                                                                26      400 SH       OTHER                                       400
Staples Inc                    COM              855030102     4638   183165 SH       SOLE                   183165
State Street Corp.             COM              857477103      350     6720 SH       SOLE                     6720
Sysco Corp.                    COM              871829107      370     9475 SH       SOLE                     9475
Target Corporation             COM              87612E106      853    18945 SH       SOLE                    18945
Teva Pharmaceutical Ind        COM              881624209     4566    72049 SH       SOLE                    72049
                                                                44      700 SH       OTHER                                       700
Texas Instruments              COM              882508104     6012   205761 SH       SOLE                   205761
                                                               131     4500 SH       OTHER                                      4500
Tyco Intl. Ltd. New            COM              902124106      773    26971 SH       SOLE                    26971
                                                                74     2600 SH       OTHER                                      2600
Unit Corp.                     COM              909218109     1631    59500 SH       SOLE                    59500
United Technologies Corp.      COM              913017109      477     5525 SH       SOLE                     5525
Verizon Communications         COM              92343V104     2637    72155 SH       SOLE                    72155
Viacom Inc. Cl B               COM              925524308      801    20438 SH       SOLE                    20438
                                                                31      800 SH       OTHER                                       800
Vicor Corp                     COM              925815102      368    30000 SH       SOLE                    30000
Viewpoint Corp                 COM              92672P108       44    13000 SH       SOLE                    13000
Vodafone Group Plc New Spons A COM              92857W100     1095    45835 SH       SOLE                    45835
Wachovia Corp New Com          COM              929903102      658    14000 SH       SOLE                    14000
Wal Mart Stores                COM              931142103      689    11539 SH       SOLE                    11539
Walgreen                       COM              931422109      507    15400 SH       SOLE                    15400
Wellpoint Health Networks      COM              94973h108     6458    56786 SH       SOLE                    56786
Wells Fargo & Co.              COM              949746101     1003    17702 SH       SOLE                    17702
Zimmer Holdings Inc            COM              98956P102      961    13025 SH       SOLE                    13025
Soco International Ord         COM                              89    15000 SH       SOLE                    15000
Fidelity Investment Grade Bond                  316146109      104 13545.678SH       SOLE                13545.678
Fidelity Magellan Fd Com                        316184100      208 2096.297 SH       SOLE                 2096.297
Harbor Capital Appreciation Fd                  411511504      326 12220.045SH       SOLE                12220.045
Mutual Qualified Fund Class Z                   628380206     1498 81051.604SH       SOLE                81051.604
Vanguard/Windsor Fd II                          922018205      422 15201.803SH       SOLE                15201.803
Milkhaus Labs Warrant $32.56 e WT               111111111        2    20272 SH       SOLE                    20272
Milkhaus Labs Warrant $35.52 e WT               111111111        2    20272 SH       SOLE                    20272